Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable [Line Items]
Warrants Outstanding, Exercise price	$ 1.27	$ 2.18
Warrants Outstanding, Number Outstanding (in Shares)	40,574,614	16,261,699
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 6 months 3 days	4 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1.27	$ 2.79
Warrants Exercisable, Number Exercisable (in Shares)	40,574,614	16,261,699
Warrants Exercisable, Weighted Average Exercise Price	$ 4.51	$ 4.2